American Century Quantitative Equity Funds, Inc. Summary Prospectus and Prospectus Supplement Strategic Inflation Opportunities Fund
Supplement dated October 8, 2012 ¡ Summary Prospectus and Prospectus dated October 31, 2011

Federico Garcia Zamora, Vice President and Portfolio Manager, has announced his plans to leave American Century Investments. As a result, he will no longer serve as a portfolio manager of the fund as of November 30, 2012.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.

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